Financial Investments - Additional Information (Detail) - Cash and Cash Equivalent and Financial Investments [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Interbank Interest Equivalent Percent	100.10%	100.10%
Brazil, Brazil Real [member]
Disclosure of financial assets [line items]
Weighted average interest rate	2.80%	5.96%
United States of America, Dollars [member]
Disclosure of financial assets [line items]
Weighted average interest rate	0.83%	2.68%